Fair Value Measurements - Narrative (Details) - USD ($) $ in Thousands			1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 16, 2025	Apr. 15, 2025	Apr. 15, 2025	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Fair Value Measurements
Fair value of convertible notes	$ 23,100	$ 35,900	$ 35,900
Change in fair value of the convertible notes					$ 7,800	$ 1,807
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]					Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Convertible notes
Fair Value Measurements
Change in fair value of the convertible notes	$ 12,800		$ 12,752	$ (4,942)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)
Legacy Tvardi Convertible Notes
Fair Value Measurements
Issuance of common stock upon the conversion of Convertible Notes (in shares)	1,265,757	1,265,757